Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Finite-Lived Intangible Assets, Gross [Abstract]
Schedule of Impaired Intangible Assets [Table Text Block]
Intangible assets consist of the following as of December 31:

	2013	2012
Customer lists acquired	$784	$771
Patents and licenses	193	654
Total	977	1,425
Less accumulated amortization	(531)	(811)
Net intangible assets	$446	$614